Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity in the Company's 2019 Plan

The following is a summary of activity in the Company’s 2019 Plan for the years ended December 31, 2019, 2018, and 2017:

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2016	693,903	$14.72
Share units granted during the period	289,800	$20.82
Share units vested during the period	(244,633)	$18.33
Share units forfeited during the period	(46,022)	$14.24
Balances, December 31, 2017	693,048	$16.03
Share units granted during the period	274,845	$11.92
Share units vested during the period	(289,685)	$16.15
Share units forfeited during the period	(37,458)	$17.27
Balances, December 31, 2018	640,750	$14.20
Share units granted during the period	309,192	$9.20
Share units vested during the period	(281,377)	$13.97
Share units forfeited during the period	(10,945)	$14.32
Balances, December 31, 2019	657,620	$11.95
Share units outstanding and expected to vest at December 31, 2019	618,867	$11.97

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2016	1,431,813	$22.41
Options granted during the period	246,722	$22.75
Options exercised during the period	(65,468)	$14.67
Options expired during the period	(45,638)	$25.55
Options forfeited during the period	(42,752)	$16.04
Balances, December 31, 2017	1,524,677	$22.88
Options granted during the period	241,500	$11.15
Options exercised during the period	(15,259)	$8.49
Options expired during the period	(9,552)	$25.77
Options forfeited during the period	(37,458)	$17.61
Balances, December 31, 2018	1,703,908	$21.44
Options granted during the period	250,000	$9.14
Options exercised during the period	(13,014)	$9.70
Options expired during the period	(113,917)	$23.73
Options forfeited during the period	(19,312)	$14.08
Balances, December 31, 2019	1,807,665	$19.76
Options exercisable at December 31, 2019	1,209,237	$23.50
Options vested and expected to vest at December 31, 2019	1,769,705	$19.94

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2019:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$9.13	-	$-	243,500	$9.13
$9.46	1,250	$9.46	5,000	$9.46
$9.70	202,981	$9.70	271,742	$9.70
$9.75	1,876	$9.75	3,750	$9.75
$11.15	59,132	$11.15	233,125	$11.15
$12.23	7,500	$12.23	10,000	$12.23
$14.17	200,041	$14.17	200,041	$14.17
$22.95	107,051	$22.95	211,101	$22.95
$28.05 - $28.26	196,507	$28.12	196,507	$28.12
$28.54 - $38.36	432,899	$34.31	432,899	$34.31
	1,209,237	$23.50	1,807,665	$19.76

Fair Value of Stock Option Granted Assumptions Used

The estimated weighted average grant date fair value of share options granted during 2019, 2018 and 2017 was $4.47, $5.40 and $10.32 per share, respectively, and was estimated using the Black-Scholes option pricing model for the years ended December 31, 2019, 2018 and 2017 with the following assumptions:

	2019	2018	2017
Risk-free interest rates	1.7%	2.9%	2.2%
Expected terms (in years)	5.5	5.5	5.4
Expected common share price volatilities	52.9%	49.8%	47.4%
Expected dividends	0.0%	0.0%	0.0%
Expected forfeitures	3.4%	4.3%	5.9%